Loss on impairment of investments in associated companies	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Loss on impairment of investments in associated companies	Loss on impairment of investments in associated companies
We have recognized the following impairment of our investments in associated companies in the Consolidated Statements of Operations within "Loss on impairment of investments".

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Impairments of Investment in associated companies and joint ventures
Seadrill Partners - Direct ownership investments	47	248	—	—
Seadrill Partners - Seadrill member interest and IDRs	—	54	—	—
Total impairment of investments in associated companies and joint ventures	47	302	—	—

On December 1, 2020 Seadrill Partners had entered into restructuring proceedings, as a result we concluded that we no longer had significant influence over its financial and operating decisions as decisions now need court approval or are determined by the courts. Our investment in Seadrill Partners was therefore derecognized as an investment in associate and recognized as an available-for-sale security at the closing carrying value of the equity investment in associate, being nil.

For further information on investment in associated companies refer to Note 20 – "Investment in associated companies".
Investment in associated companies
We have the following investments in associated companies:

Ownership percentage	Joint venture partner	December 31, 2020	December 31, 2019
Seadrill Partners and Seadrill Partner subsidiaries ("SDLP investments") (a) (b)	(a)	(a)	(a)
Seabras Sapura (b)	Sapura Energy	50.0%	50.0%
SeaMex Ltd. ("SeaMex") (b)	Fintech	50.0%	50.0%
Sonadrill (b)	Sonangol E.P.	50.0%	50.0%
Gulfdrill (b)	Gulf Drilling International	50.0%	50.0%
(a)    Refer to the Seadrill Partners subsidiaries paragraph below for additional information. For transactions with related parties refer to Note 32 - "Related party transactions".
(b)    We own 50% equity interests in the above entities. The remaining 50% equity interest is owned by the above joint venture partners. We account for our 50% investments in the joint ventures under the equity method. For transactions with related parties refer to Note 32 - "Related party transactions".
Seadrill Partners
Seadrill Partners is an international offshore drilling contractor formed in 2012. It has a fleet of 11 drilling units. This comprises four drillships, four semi-submersible rigs and three tender rigs. All the rigs were acquired from Seadrill between 2012 to 2015. Seadrill was responsible for managing, marketing and operating the rigs and charges Seadrill Partners a management fee for these services.

Seadrill Partners has issued three categories of equity instruments: two classes of stock (“common units” and “subordinated units”) and incentive distribution rights (“IDRs”). The holders of these equity instruments have varying rights to receive distributions from Seadrill Partners. The common units and subordinated units have equal rights to distributed profits, subject to the common units being entitled to a minimum quarterly distribution before the subordinated units may receive a dividend. The holders of the IDRs do not receive a share of the
Seadrill Partners distributions until a target distribution level has been achieved. The IDRs receive an increasing share of the distribution once this has been met.

We have several investments in Seadrill Partners. These include (i) 100% of the subordinated units (1.6 million units) representing 18% of the limited partner interests in Seadrill Partners; (ii) 35% of the common units (2.5 million out of 7.5 million total units) and (iii) 100% of the incentive distribution rights. In addition, we have investments in the common stock of 4 operating subsidiaries controlled by Seadrill Partners: (i) 42% interest in Seadrill Operating LLP which wholly owns 4 rigs and has a 56% interest in 1 rig; (ii) 49% interest in Seadrill Capricorn LLC which wholly owns 4 rigs and (iii) 39% interest in Seadrill Deepwater Drillship Ltd and 49% interest in Seadrill Mobile Units (Nigeria) Ltd which, together, own a 44% interest in 1 rig.

Seadrill Partners common units do not meet the definition of common stock under US GAAP as they are not the lowest class of stock because they have an additional right to dividends compared to the subordinated units. The IDRs do not meet the definition of stock. Therefore, neither category of investment is accounted for under the equity method.
(a) Subordinated units - Our holdings of subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units were considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners. Upon the expiration of the subordination period, the subordinated units will convert into Common Units. Our holding in the subordinated units represents 18% of the limited partner interests in Seadrill Partners.
(b) Direct ownership interests - All of our direct ownership interests in subsidiaries of Seadrill Partners are accounted for under the equity method.
(c) Member interests and IDR's - Seadrill applies the cost method to account for its investment in Seadrill Partners common units and Incentive Distribution Rights (“IDR’s”) on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost less impairment.
On December 1, 2020, Seadrill Partners announced it had filed a voluntary petition under Chapter 11. Seadrill Partners assets and business operations are, therefore, under the supervision of the court and for the benefit of creditors. As a result Seadrill no longer has significant influence from this point. On emergence from Chapter 11, we expect our equity interest to be diluted to an extent our shareholding is minimal and significantly reduce our Board representation. From the date of losing significant influence the above investments were classified as market marketable securities on the Consolidated Balance Sheet, consistent with the investment held in the common units of Seadrill Partners. Refer to Note 17 - "Marketable securities" for further information. This reclassification has not resulted in a gain or loss in the Consolidated Statement of Operations as these investments have previously been impaired down to nil and the investments have nil fair value as the date we lost significant influence and at December 31, 2020 based on the year end share price of Seadrill Partners and the financial difficulty of the investees.
The 'Summary of Consolidated Statements of Operations' has not been included for Seadrill Partners for the period ending December 1, 2020 in the information below. Seadrill Partners on the date of issuance of these consolidated financial statements have yet to issue consolidated statements for the year ending December 31, 2020 that comply with U.S. GAAP and would be impractical to obtain the results for the year ended December 31, 2020. Furthermore, our associated investment was substantially written down through impairment in the year ending December 31, 2019 and was fully impaired to nil carrying value in the first quarter of 2020 and thus our share in results of Seadrill Partners did not incorporate results for the period from April 1, 2020 to December 1, 2020.
SeaMex
SeaMex is a joint venture that owns and operates five jack-up drilling units located in Mexico under contract with Pemex. As of February 28, 2021, we have a 50% ownership stake in SeaMex. The remaining 50% interest is owned by an investment fund controlled by Fintech Investment Limited, ("Fintech").
Seabras Sapura
Seabras Sapura is a group of related companies that own and operate six pipe-laying service vessels in Brazil. As of February 28, 2021, we have a 50% ownership stake in each of these companies. The remaining 50% interest is owned by Sapura Energy Berhad ("Sapura Energy").
Gulfdrill
Gulfdrill is a joint venture that manages and operates five premium jack-ups in Qatar with Qatargas. As of February 28, 2021, we have a 50% ownership stake in Gulfdrill. The remaining 50% interest is owned by Gulf Drilling International ("GDI"). We lease three of our jack-up rigs to the joint venture, with the additional two units being leased from a third party shipyard.
Sonadrill
Sonadrill is a joint venture that will operate four drillships focusing on opportunities in Angolan waters. As of February 28, 2021, we have a 50% ownership stake in Sonadrill. The remaining 50% interest is owned by Sonangol EP ("Sonangol"). Both Seadrill and Sonangol will bareboat two units into the joint venture. On October 1, 2019, the first bareboat and management agreements for the Sonangol drilling unit, Libongos, became effective. The rig commenced its first drilling contract on October 10, 2019.
Fresh start accounting
On emergence from bankruptcy, our equity method investments were measured at fair value which resulted in a different basis from the underlying carrying values of the investees' net assets at the date of emergence. The basis differences comprise of (i) drilling unit basis differences which are depreciated over the remaining useful life of the associated asset and (ii) contract basis differences which are amortized over the remaining term of the contract. The unwinding of the basis difference is recognized as a "Share in results from associated companies" in the Consolidated Statement of Operations.
Share in results from associated companies
Our share in results of our associated companies (net of tax) were as follows:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Seadrill Partners - Direct ownership interests	(75)	(107)	(82)	77
Seadrill Partners - Subordinated units	—	(17)	(20)	22
Seabras Sapura	20	29	24	46
SeaMex	(22)	(19)	(12)	4
Sonadrill	(2)	(1)	—	—
Gulfdrill	2	—	—	—
Total share in results from associated companies (net of tax)	(77)	(115)	(90)	149

Summary of Consolidated Statements of Operations for our equity method investees
The results of the Direct ownership interests in Seadrill Partners and its subsidiaries and our share in those results (net of tax) were as follows:

Seadrill Partners	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues (1)	750	426	612
Net operating (loss)/income (1)	51	100	257
Net (loss)/income (1)	(187)	(127)	201

Net (loss)/income allocated to subsidiaries of Seadrill Partners (1)	(92)	(59)	77
Losses not recognized	—	—	—
Amortization of basis differences	(15)	(23)	—
Share in results of Seadrill Partners (net of tax)	(107)	(82)	77
Net (loss)/income allocated to SDLP subordinated units	(17)	(15)	22
Amortization of basis differences	—	(5)	—
Share in results of the subordinated units of Seadrill Partners (net of tax)	(17)	(20)	22
(1) The 'Summary of Consolidated Statements of Operations' has not been included for Seadrill Partners for the period ending December 1, 2020. Seadrill Partners on the date of issuance of these consolidated financial statements have yet to issue consolidated statements for the year ending December 31, 2020 that comply with U.S. GAAP and would be impractical to obtain the results for the year ended December 31, 2020. Furthermore, our associated investment was substantially written down through impairment in the year ending December 31, 2019 and was fully impaired to nil carrying value in the first quarter of 2020 and thus our share in results of Seadrill Partners did not incorporate results for the period from April 1, 2020 to December 1, 2020. The share in results of a loss of $75 million represents Seadrill's share for the period before the investment was reduced to nil.
The results of the Seabras Sapura companies and our share in those results (net of tax) were as follows:

Seabras Sapura	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues	360	434	232	241
Net operating income	103	198	124	125
Net income	75	113	88	92

Seadrill ownership percentage	50%	50%	50%	50%
Share of net income	38	57	44	46

Amortization of basis differences	(18)	(28)	(20)	—
Share in results from Seabras Sapura (net of tax)	20	29	24	46

The results of the SeaMex companies and our share in those results (net of tax) were as follows:

SeaMex	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues	234	232	118	121
Net operating income	49	70	40	40
Net (loss)/income	(13)	18	4	7

Seadrill ownership percentage	50%	50%	50%	50%
Share of net (loss) / income	(6)	9	2	4

Amortization of basis differences	(16)	(28)	(14)	—
Share in results from SeaMex (net of tax)	(22)	(19)	(12)	4

The results of the Sonadrill companies and our share in those results (net of tax) were as follows:

Sonadrill	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues	56	22	—	—
Net operating income	(2)	(1)	—	—
Net income	(5)	(2)	—	—

Seadrill ownership percentage	50%	50%	—%	—%
Share of net income	(2)	(1)	—	—

Share in results from Sonadrill (net of tax)	(2)	(1)	—	—

The results of the Gulfdrill companies and our share in those results (net of tax) were as follows:

Gulfdrill	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Operating revenues	44	—	—	—
Net operating income	6	—	—	—
Net income	4	—	—	—

Seadrill ownership percentage	50%	50%	—%	—%
Share of net income	2	—	—	—

Share in results from Gulfdrill (net of tax)	2	—	—	—

Book value of our investments in associated companies
At the year end, the book values of our investments in our associated companies were as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Seadrill Partners - Direct ownership interest	—	122
Seabras Sapura	103	98
Seabras Sapura Holding GmbH - shareholder loans held as equity	121	123
SeaMex Ltd	—	22
Sonadrill	22	24
Gulfdrill	2	—
Total	248	389
Quoted market prices for all of our investments are not available.
Summarized Consolidated Balance sheets for our equity method investees
The summarized balance sheets of the directly owned subsidiaries of Seadrill Partners and our share of equity in those companies was as follows:

Seadrill Partners
(In $ millions)	December 31, 2019
Current assets	833
Non-current assets	4,847
Current liabilities	(533)
Non-current liabilities	(2,623)
Net Assets (2)	2,524

Seadrill share of book equity	1,305
Basis difference allocated to rigs (1)	(1,220)
Basis difference allocated to contracts (1)	37
Book equity allocated to direct investments in subsidiaries of Seadrill Partners	122
(1)In 2020, an impairment of $47 million (December 31, 2019: $302 million) was recognized against the Seadrill Partners direct ownership interests and IDRs in the Consolidated Statements of Operations within "Loss on impairment of investments" reducing the balance of our investment in Seadrill Partners to nil. See Note 13 – "Impairment loss on investments in associated companies".
(2)The 'Summary Consolidated Balance sheet' has not been included for Seadrill Partners as at December 1, 2020. Seadrill Partners on the date of issuance of these consolidated financial statements have yet to issue consolidated statements for the year ending December 31, 2020 that comply with U.S. GAAP and would be impractical to obtain the results for the year ended December 31, 2020. Furthermore, our associated investment was substantially written down through impairment in the year ending December 31, 2019 and was fully impaired to nil carrying value in the first quarter of 2020.
The summarized balance sheets of the Seabras Sapura companies and our share of recorded equity in those companies was as follows:

Seabras Sapura
(In $ millions, unless otherwise stated)	December 31, 2020	December 31, 2019
Current assets	207	195
Non-current assets	1,474	1,495
Current liabilities	(541)	(510)
Non-current liabilities	(419)	(504)
Net Assets	721	676
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	361	338

Shareholder loans held as equity (1)	121	123
Basis difference allocated to rigs	(351)	(369)
Basis difference allocated to contracts	93	129
Total adjustments	(137)	(117)
Book value of Seadrill investment	224	221
(1) In 2020, Seabras Sapura repaid $2 million (December 31, 2019: $9 million) of shareholder loans, with the cash proceeds held in escrow against a future redemption of Senior Secured Notes.
The summarized balance sheets of the SeaMex companies and our share of recorded equity in those companies was as follows:

SeaMex
(In $ millions)	December 31, 2020	December 31, 2019
Current assets	291	260
Non-current assets	898	939
Current liabilities	(174)	(141)
Non-current liabilities	(555)	(586)
Net Assets	460	472
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	230	236

Basis difference allocated to rigs	(325)	(341)
Basis difference allocated to contracts	95	127
Total adjustments	(230)	(214)

Book value of Seadrill investment	—	22
The summarized balance sheets of the Sonadrill companies and our share of recorded equity in those companies was as follows:

Sonadrill
(In $ millions)	December 31, 2020	December 31, 2019
Current assets	54	57
Non-current assets	—	—
Current liabilities	(11)	(9)
Non-current liabilities	—	—
Net Assets	43	48
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	22	24

Book value of Seadrill investment	22	24

The summarized balance sheets of the Gulfdrill companies and our share of recorded equity in those companies was as follows:

Gulfdrill
(In $ millions)	December 31, 2020	December 31, 2019
Current assets	67	—
Non-current assets	102	—
Current liabilities	(135)	—
Non-current liabilities	(31)	—
Net Assets	3	—
Seadrill ownership percentage	50%	50%
Seadrill share of book equity	2	—

Book value of Seadrill investment	2	—